United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: September 30, 2011"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  	Foster & Motley, Inc."
"Address:  	7755 Montgomery Road, Suite 100"
"          	Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all "
"information contained herein is true, correct and complete, "
"and that it is understood that all required items, statements, "
"lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, October 21, 2011"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	134
Form 13F Information Table Value Total:  240,630 (thousands)

List of Other Included Managers:  None

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                                                                       Form 13F Information Table

                                                 Title of                Value                Investment    Other    Voting Auth
                 Name of Issuer                   Class       Cusip     (x$1000)    Shares    Discretion   Managers     Sole
3M Company                                      com       88579Y101      4,748         66,131    sole                  66,131
A T & T Inc.                                    com       00206R102      2,480         86,973    sole                  86,973
Abbott Laboratories                             com       002824100      6,583        128,731    sole                  128,731
Accenture Ltd Cl A                              com       G1151C101      2,669         50,669    sole                  50,669
ACE Limited                                     com       H0023R105      1,260         20,790    sole                  20,790
Adams Express Co                                com       006212104       108          11,742    sole                  11,742
AFLAC Inc                                       com       001055102       283           8,107    sole                   8,107
American Electric Power Co., Inc                com       025537101      3,911        102,880    sole                  102,880
American Express Company                        com       025816109      2,016         44,893    sole                  44,893
Amerisource Bergen                              com       03073E105       436          11,710    sole                  11,710
Analog Devices, Inc.                            com       032654105       375          12,005    sole                  12,005
Annaly Capital Management                       com       035710409      5,853        351,926    sole                  351,926
Apple Computer Inc                              com       037833100       753           1,975    sole                   1,975
Archer-Daniels-Midland Co                       com       039483102      1,069         43,080    sole                  43,080
Auto Data Processing                            com       053015103      1,567         33,225    sole                  33,225
Baxter International Inc                        com       071813109      1,968         35,052    sole                  35,052
Becton Dickinson & Co                           com       075887109      5,048         68,852    sole                  68,852
Bemis Co Inc                                    com       081437105      1,396         47,625    sole                  47,625
BHP Billiton Ltd                                ADR       088606108       530           7,975    sole                   7,975
BlackRock Senior High Inc Fund                  com       09255T109        44          11,950    sole                  11,950
BlackRock, Inc                                  com       09247X101       243           1,640    sole                   1,640
Bristol-Myers Squibb Co                         com       110122108       293           9,325    sole                   9,325
CBRE Clarion Global Real Estate Inc             com       12504G100      1,013        151,475    sole                  151,475
CenturyLink                                     com       156700106       700          21,121    sole                  21,121
Cerner Corp                                     com       156782104       713          10,412    sole                  10,412
Chevron Corp                                    com       166764100      7,636         82,466    sole                  82,466
Chubb Corp                                      com       171232101      5,749         95,830    sole                  95,830
Cincinnati Financial Cp                         com       172062101       275          10,449    sole                  10,449
Cisco Systems Inc                               com       17275R102       385          24,840    sole                  24,840
CMS Energy Corp                                 com       125896100      1,307         66,045    sole                  66,045
Coca Cola Company                               com       191216100       359           5,310    sole                   5,310
Cohen & Steers Quality Income Realt             com       19247L106       310          40,386    sole                  40,386
Colgate-Palmolive Co                            com       194162103       772           8,703    sole                   8,703
Computer Sciences Corp                          com       205363104       221           8,215    sole                   8,215
ConAgra Foods, Inc.                             com       205887102      2,654        109,590    sole                  109,590
ConocoPhillips                                  com       20825C104      4,676         73,846    sole                  73,846
Corning Inc                                     com       219350105       173          14,030    sole                  14,030
CSX Corp.                                       com       126408103       560          29,985    sole                  29,985
CVS Caremark Corp.                              com       126650100       374          11,128    sole                  11,128
Dominion Resources Inc.                         com       25746U109       336           6,615    sole                   6,615
DTF Tax free Income Inc.                        com       23334J107      1,189         76,840    sole                  76,840
Du Pont E I De Nemour&Co                        com       263534109       235           5,880    sole                   5,880
EastGroup Properties Inc.                       com       277276101       897          23,530    sole                  23,530
Eaton Corporation                               com       278058102      2,478         69,800    sole                  69,800
Exxon Mobil Corporation                         com       30231G102      7,334        100,971    sole                  100,971
Family Dollar Stores Inc                        com       307000109       277           5,440    sole                   5,440
First Place Financial Corp                      com       33610T109        9           10,273    sole                  10,273
Firstenergy Corp                                com       337932107       237           5,285    sole                   5,285
Franklin Street Properties Corp.                com       35471R106       387          34,175    sole                  34,175
Freeport-McMoRan Copper & Gold Inc              com       35671D857       411          13,510    sole                  13,510
General Electric                                com       369604103       341          22,419    sole                  22,419
General Mills Inc                               com       370334104      5,018        130,370    sole                  130,370
Hasbro Inc                                      com       418056107       281           8,620    sole                   8,620
Hess Corporation                                com       42809H107      2,943         56,102    sole                  56,102
Hewlett-Packard Company                         com       428236103      2,289        101,946    sole                  101,946
Highwood Properties Inc                         com       431284108       572          20,240    sole                  20,240
Hospitality Properties Trust                    com       44106M102      1,004         47,310    sole                  47,310
Hugoton Royalty Trust                           com       444717102       977          45,885    sole                  45,885
I T T Corporation New                           com       450911102      1,977         47,080    sole                  47,080
Illinois Tool Works                             com       452308109       570          13,695    sole                  13,695
Intel Corp                                      com       458140100      2,152        100,861    sole                  100,861
Intl Business Machines                          com       459200101      9,483         54,227    sole                  54,227
iShares Barclays 1-3 Yr Credit Bond             iShares   464288646       638           6,139    sole                   6,139
iShares Barclays MBS Bond                       iShares   464288588      3,943         36,445    sole                  36,445
iShares Barclays TIPS Bond                      iShares   464287176       774           6,773    sole                   6,773
IShares COMEX Gold Trust                        iShares   464285105       992          62,640    sole                  62,640
iShares iBoxx $ High Yield Corporat             iShares   464288513      1,491         17,995    sole                  17,995
iShares iBoxx Inv Grade Corp Bond               iShares   464287242      1,137         10,128    sole                  10,128
J P Morgan Chase & Co.                          com       46625H100       276           9,179    sole                   9,179
Johnson & Johnson                               com       478160104      3,873         60,806    sole                  60,806
Kimberly-Clark Corp                             com       494368103      1,640         23,095    sole                  23,095
Kraft Foods Inc                                 com       50075N104       570          16,985    sole                  16,985
Kroger Company                                  com       501044101      2,807        127,845    sole                  127,845
M S Emerging Mkt Debt                           com       61744H105       124          12,850    sole                  12,850
M S Emerging Mkts Domestic Debt                 com       617477104      3,041        210,127    sole                  210,127
Marathon Oil Company                            com       565849106       506          23,452    sole                  23,452
Market Vectors High-Yield Muni ETF              com       57060U878       204           6,780    sole                   6,780
Market Vectors Intermediate Muni ET             com       57060U845       385          17,140    sole                  17,140
Mastercard Incorporated                         com       57636Q104       212             670    sole                    670
McDonald's Corp.                                com       580135101      7,465         84,998    sole                  84,998
McGraw-Hill Companies Inc.                      com       580645109      1,762         42,965    sole                  42,965
McKesson HBOC Inc                               com       58155Q103       454           6,250    sole                   6,250
Medtronic Inc                                   com       585055106       818          24,623    sole                  24,623
Microsoft Corp                                  com       594918104      3,685        148,033    sole                  148,033
Norfolk Southern Corp                           com       655844108       698          11,445    sole                  11,445
Northrop Grumman Corp                           com       666807102      3,006         57,620    sole                  57,620
Occidental Pete Corp                            com       674599105       838          11,720    sole                  11,720
Omnicom Group Inc                               com       681919106      1,504         40,831    sole                  40,831
Oracle Corporation                              com       68389X105      1,493         51,960    sole                  51,960
P P G Industries Inc                            com       693506107      2,590         36,655    sole                  36,655
Peabody Energy Corp                             com       704549104       472          13,925    sole                  13,925
PepsiCo Incorporated                            com       713448108      1,820         29,402    sole                  29,402
Pfizer Incorporated                             com       717081103       613          34,665    sole                  34,665
PG & E Corp.                                    com       69331C108       511          12,080    sole                  12,080
PIMCO Intermediate Muni Bond Strgy              ETF       72201R866       295           5,625    sole                   5,625
PowerShares DB Commodity Index Trac             com       73935S105      3,200        124,280    sole                  124,280
PowerShares DB Commodity Long ETN               com       25154H459       230          14,755    sole                  14,755
PowerShares DB Gold Index Fd.                   Gold Shs  73936B606       230           4,050    sole                   4,050
PowerShares VRDO Tax-Free Weekly                com       73936T433       250          10,000    sole                  10,000
Procter & Gamble                                com       742718109      6,962        110,191    sole                  110,191
Ross Stores, Inc                                com       778296103      1,160         14,740    sole                  14,740
Sabine Royalty Trust                            com       785688102      1,266         20,075    sole                  20,075
Schlumberger LTD                                com       806857108       233           3,900    sole                   3,900
Simon Ppty Group New                            com       828806109       889           8,083    sole                   8,083
SPDR Barclays Capital High Yield Bo             com       78464A417       804          22,225    sole                  22,225
SPDR Dow Jones REIT                             ETF       78464A607       405           7,170    sole                   7,170
SPDR Gold Shares                                Gold Shs  78463V107      3,015         19,073    sole                  19,073
Stereotaxis Inc                                 com       85916J102        16          14,200    sole                  14,200
Sysco Corporation                               com       871829107       432          16,691    sole                  16,691
T J X Cos Inc                                   com       872540109      2,933         52,873    sole                  52,873
Target Corporation                              com       87612E106       609          12,420    sole                  12,420
TCW Strategic Income Fund, Inc.                 com       872340104       794         159,445    sole                  159,445
Teleflex, Inc.                                  com       879369106       689          12,810    sole                  12,810
Teva Pharm Inds Ltd ADR                         ADR       881624209      3,177         85,365    sole                  85,365
Texas Instruments Inc                           com       882508104      1,776         66,655    sole                  66,655
The Bank Of Nova Scotia                         com       064149107      3,703         73,840    sole                  73,840
Thermo Fisher Scientific  Inc.                  com       883556102      3,910         77,211    sole                  77,211
Toronto-Dominion Bank                           com new   891160509      6,233         87,845    sole                  87,845
Total S.A. ADS                                  ADR       89151E109       564          12,860    sole                  12,860
Travelers Companies Inc                         com       89417E109      1,353         27,775    sole                  27,775
U G I Corporation New                           com       902681105      5,154        196,196    sole                  196,196
Union Pacific                                   com       907818108      1,613         19,750    sole                  19,750
United Technologies Corp                        com       913017109      5,534         78,649    sole                  78,649
UnitedHealth Group Inc.                         com       91324P102       202           4,376    sole                   4,376
US Bancorp                                      com new   902973304      3,559        151,193    sole                  151,193
V F Corporation                                 com       918204108       864           7,110    sole                   7,110
Verizon Communications                          com       92343V104      4,748        129,035    sole                  129,035
Walgreen Company                                com       931422109      1,058         32,178    sole                  32,178
Wal-Mart Stores Inc                             com       931142103      6,583        126,848    sole                  126,848
Washington REIT                                 com       939653101      1,347         47,785    sole                  47,785
Wells Fargo & Company                           com       949746101       525          21,779    sole                  21,779
Western Asset High Income Oppty Fd              com       95766K109       117          20,290    sole                  20,290
Western Asset Intermediate Muni Fd              com       958435109       534          56,470    sole                  56,470
Wisconsin Egy Cp Hldg Co                        com       976657106       415          13,255    sole                  13,255